Financial instruments - Additional Information (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	$ 287,200	$ 357,200
Percentage of trade and other current receivables	3.60%	0.70%
Long-term debts [Member]
Disclosure of detailed information about financial instruments [line items]
Fair value of long-term debt	$ 1,905,588	$ 1,781,809